Income Taxes (Details) - Schedule of components of deferred tax assets - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 486,749	$ 442,051
Net operating loss carryforward in Hong Kong	12,462,699	11,274,650
Valuation allowance	(12,949,448)	(11,716,701)
Total net deferred tax assets